Cover	Feb. 15, 2024
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 15, 2024
Entity File Number	001-41485
Entity Registrant Name	Westrock Coffee Co
Entity Central Index Key	0001806347
Entity Tax Identification Number	80-0977200
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4009 N. Rodney Parham Rd.
Entity Address, Address Line Two	3rd Floor
Entity Address, City or Town	Little Rock
Entity Address, State or Province	AR
Entity Address, Postal Zip Code	72212
City Area Code	501
Local Phone Number	918-9358
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Shares of common stock, par value $0.01 per share
Trading Symbol	WEST
Security Exchange Name	NASDAQ
Warrants [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of common stock, par value $0.01 per share
Trading Symbol	WESTW
Security Exchange Name	NASDAQ